Financial instruments and financial risk factors - Assets measured at fair value (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Accounts receivable	$ 2,300,000	$ 4,300,000
Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 5,000,000.0	$ 22,500,000